Note 4 - Investment and Equity Securities - Sales of Available for Sale Securities (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Proceeds from Sale of Available-for-sale Securities, Total		$ 0	$ 6,474,000
Gross realized gains	[1]		911,000
Gross realized losses			$ (25,000)

[1]	Prior to the acquisition of Liberty, the Company held an equity interest in Liberty which was remeasured at fair value on the acquisition date and resulted in a gain of $488,000. This gain was recorded in Investment Securities Gains on Sale, Net on the Consolidated Income Statement for the year ended December 31, 2017.